SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of subsidiaries [line items]
Equity	$ 161,645	$ 165,383	$ 167,564
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 115,049	$ 119,406	$ 122,229